Revenues from Contracts with Customers - Schedule of Transaction Price Allocated to Future Performance Obligations (Details) - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Unsatisfied Transaction Price			$ 33.3
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Unsatisfied Transaction Price		$ 32.8
LNG [Member] | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Unsatisfied Transaction Price			$ 32.3
Weighted Average Recognition Timing	[1]		10 years
LNG [Member] | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Unsatisfied Transaction Price		$ 31.7
Weighted Average Recognition Timing	[1]	9 years
LNG—affiliate [Member] | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Unsatisfied Transaction Price			$ 1.0
Weighted Average Recognition Timing	[1]		12 years
LNG—affiliate [Member] | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Unsatisfied Transaction Price		$ 1.1
Weighted Average Recognition Timing	[1]	10 years

[1]	The weighted average recognition timing represents an estimate of the number of years during which we shall have recognized half of the unsatisfied transaction price.